Commitments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases Disclosure [Line Items]
Rental expenses	¥ 75,964,160	¥ 46,852,399	¥ 43,328,412